Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013 USD ($)	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($)	Dec. 28, 2014 USD ($) Business	Dec. 22, 2013 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired							$ 6.4
Number of businesses acquired | Business							4
Amortization of intangible assets	$ 0.1	$ 5.9	$ 4.8	$ 16.3	$ 13.0	$ 17.9	$ 9.8
Predecessor
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets								$ 4.7
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired						$ 35.2	$ 6.2
Weighted-average useful life of intangible assets acquired						20 years	10 years
Trademarks and other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired							$ 0.2
Weighted-average useful life of intangible assets acquired						10 years	5 years
Hydro-Scape and Blue Max | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 18.0
Weighted-average useful life of intangible assets acquired				20 years
Hydro-Scape and Blue Max | Trademarks and other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life of intangible assets acquired				9 years